Operating revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Passenger	$ 3,550,160	$ 3,285,217	$ 3,458,017
Cargo and mail	891,524	853,121	903,324
Other operating revenue	$ 340,545	$ 297,247	$ 278,799
Percentage of other operating revenue	9.00%	8.00%	7.00%
Total operating revenues	$ 4,441,684	$ 4,138,338	$ 4,361,341
Percentage of operating revenues		100.00%	100.00%
Year on Year Variation [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Other operating revenue	43,298	$ 18,448
Total operating revenues	303,346	(223,003)
Domestic [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Passenger	$ 1,900,627	$ 1,752,001	$ 1,363,285
Percentage of passenger revenue	42.00%	42.00%	31.00%
Cargo and mail	$ 279,666	$ 264,432	$ 234,362
Percentage of cargo and mail revenue	6.00%	6.00%	5.00%
Total operating revenues	$ 2,180,293	$ 2,016,433	$ 1,597,647
Percentage of operating revenues	48.00%	48.00%	36.00%
Domestic [Member] | Year on Year Variation [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Passenger	$ 148,626	$ 388,716
Cargo and mail	15,234	30,070
Total operating revenues	163,860	418,786
International [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Passenger	$ 1,649,533	$ 1,533,216	$ 2,094,732
Percentage of passenger revenue	37.00%	37.00%	48.00%
Cargo and mail	$ 271,313	$ 291,442	$ 390,163
Percentage of cargo and mail revenue	6.00%	7.00%	9.00%
Total operating revenues	$ 1,920,846	$ 1,824,658	$ 2,484,895
Percentage of operating revenues	43.00%	44.00%	57.00%
International [Member] | Year on Year Variation [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Passenger	$ 116,317	$ (561,516)
Cargo and mail	(20,129)	(98,721)
Total operating revenues	$ 96,188	$ (660,237)